FINANCIAL STATEMENT SCHEDULE I - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 1,709,209	$ 1,158,024	$ 441,923	$ 212,598
Restricted cash	672,981
Amounts due from affiliated companies	1,322	1,846
Income tax receivable	266
Prepaid expenses and other current assets	27,743	23,882
Total current assets	2,749,026	1,505,516
RESTRICTED CASH	741,683	364,807
DEFERRED FINANCING COST	65,930	42,738
TOTAL ASSETS	7,947,466	6,269,980	4,884,440
CURRENT LIABILITIES
Accrued expenses and other current liabilities	850,841	588,719
Income tax payable	1,191	1,240
Amounts due to affiliated companies	949	1,137
Current portion of long-term debt	854,940
Total current liabilities	1,721,666	603,119
LONG-TERM DEBT	2,339,924	2,325,980
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized-7,300,000,000 shares as of December 31, 2012 and 2011 and issued - 1,658,059,295 and 1,653,101,002 shares as of December 31, 2012 and 2011, respectively)	16,581	16,531
Additional paid-in capital	3,235,835	3,223,274
Accumulated other comprehensive losses	(1,057)	(1,034)
Retained earnings (accumulated losses)	134,693	(282,510)
Total Melco Crown Entertainment Limited shareholders' equity	3,385,939	2,956,155
TOTAL LIABILITIES AND EQUITY	7,947,466	6,269,980
Parent [Member]
CURRENT ASSETS
Cash and cash equivalents	2,887	77,805	3,198	34,358
Restricted cash	367,645
Amounts due from affiliated companies	1,113	1,551
Amounts due from subsidiaries	77,471	49,889
Income tax receivable	266
Prepaid expenses and other current assets	2,448	5,966
Total current assets	451,830	135,211
INVESTMENTS IN SUBSIDIARIES	4,123,067	3,415,113
LONG-TERM PREPAYMENTS		135
RESTRICTED CASH		364,807
DEFERRED FINANCING COST	1,427	5,159
TOTAL ASSETS	4,576,324	3,920,425
CURRENT LIABILITIES
Accrued expenses and other current liabilities	6,465	8,317
Income tax payable		67
Amounts due to affiliated companies	59	52
Amounts due to subsidiaries	181,371	181,609
Current portion of long-term debt	720,923
Total current liabilities	908,818	190,045
LONG-TERM DEBT		718,085
ADVANCE FROM A SUBSIDIARY	281,567	56,140
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized-7,300,000,000 shares as of December 31, 2012 and 2011 and issued - 1,658,059,295 and 1,653,101,002 shares as of December 31, 2012 and 2011, respectively)	16,581	16,531
Treasury shares, at US$0.01 par value per share (11,267,038 and 10,552,328 shares as of December 31, 2012 and 2011, respectively)	(113)	(106)
Additional paid-in capital	3,235,835	3,223,274
Accumulated other comprehensive losses	(1,057)	(1,034)
Retained earnings (accumulated losses)	134,693	(282,510)
Total Melco Crown Entertainment Limited shareholders' equity	3,385,939	2,956,155
TOTAL LIABILITIES AND EQUITY	$ 4,576,324	$ 3,920,425